Note 10 - Dividends distribution (Details Textual) - USD ($) $ / shares in Units, $ in Thousands					7 Months Ended		12 Months Ended
	Nov. 26, 2025	May 21, 2025	Nov. 20, 2024	May 22, 2024	May 21, 2025	May 22, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	May 06, 2025	Apr. 30, 2024	Nov. 22, 2023
Disclosure Of Information About Dividends Distribution [Line Items]
Dividends recognised as distributions to owners	$ 300,000	$ 600,000		$ 500,000	$ 900,000	$ 700,000	$ 931,855	$ 763,648	$ 655,478
Dividends paid, amount per share including interim dividend (in dollars per share)												$ 0.2
Dividends payable, amount per share including interim dividend (in dollars per share)										$ 0.83	$ 0.6
Dividends paid, amount per ADS including interim dividend (in dollars per share)												$ 0.4
Dividends payable, amount per ADS including interim dividend (in dollars per share)										$ 1.66	$ 1.2
Dividends paid, ordinary shares per share (in dollars per share)	$ 0.29	$ 0.56		$ 0.4
Dividends paid, per ADS (in dollars per share)	$ 0.58	$ 1.12		$ 0.8
Interim Dividend [member]
Disclosure Of Information About Dividends Distribution [Line Items]
Dividends recognised as distributions to owners	$ 300,000
Dividends paid, ordinary shares per share (in dollars per share)	$ 0.29		$ 0.27
Dividends paid, per ADS (in dollars per share)	$ 0.58		$ 0.54